Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash and cash equivalents	$ 3,560	$ 1,143	$ 15,599
Accounts receivable, net	200	200	200
Accounts receivable - related party, net			46,800
Prepaid expense and other assets	3,750	1,710	153
Deferred financing costs	8,500	3,500
Due from related parties - short term			208
Total current assets	16,010	6,553	62,960
Long Term Assets
Software	19,640
Intangibles
Customer Relationships	134,503
Goodwill	265,497
Total Intangibles	400,000
Total Assets	435,650	6,553	62,960
Current Liabilities
Accounts payable	61,376	31,520	50,656
Accrued liabilities	74,912	39,433	49,999
Convertible debts, net of unamortized discount of 4,741 and $0, respectively	21,591	20,727	4,612
Convertible debts - related party, net of unamortized discount of $0 and $0 respectively	1,550	1,550	20,450
Notes payable, net of unamortized discount of $0 and $7,362, respectively	67,500	101,700	45,000
Due to related parties - short term	3,682	2,572	60,562
Derivative liabilities	0	23,550	529,583
Total current liabilities	230,611	221,052	760,862
Total Liabilities	230,611	221,052	760,862
Shareholders' Equity (Deficit)
Preferred Stock:Series A convertible preferred stock, $.00001 par, 130,000,000 shares authorized, 10,000 shares issued and outstanding
Preferred Stock: Series B convertible preferred stock, $.00001 par, 70,000,000 shares authorized, 0 and 10,000 shares issued and outstanding, respectively
Preferred Stock:Series C convertible preferred stock, $.00001 par, 20,000,000 shares authorized, none issued and outstanding
Common stock,$0.00001 par,20,000,000,000 shares authorized,4,239,148,212 and 1,573,982,182 shares issued and outstanding, respectively	42,393	15,741	5,352
Additional paid in capital	(303,063)	394,021	(471,762)
Retained Earning (Deficit)	465,709	(624,261)	(231,492)
Total shareholders' equity (Deficit)	205,039	(214,499)	(697,902)
Total Liabilities and Shareholders' Equity (Deficit)	$ 435,650	$ 6,553	$ 62,960